Accounting Policies (Principal Estimated Useful Lives for Intangible Assets) (Detail)	12 Months Ended
Mar. 31, 2018
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	3 years
Minimum | Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	2 years
Minimum | Trademark
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	2 years
Minimum | Non-patent technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	5 years
Minimum | Patent rights
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	2 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	20 years
Maximum | Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	15 years
Maximum | Trademark
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	21 years
Maximum | Non-patent technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	20 years
Maximum | Patent rights
Finite-Lived Intangible Assets [Line Items]
Estimated useful life for intangible assets	20 years